Note 9 - Stock-based Compensation and Other Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
Note
5.
Stockholders’ Equity

Preferred Stock

Our certificate of incorporation authorizes our Board of Directors to issue preferred stock, from time to time, on such terms and conditions as they shall determine. As of
December
31,
2015
and
September
30,
2016
there were
no
outstanding shares of our preferred stock.

Common Stock

During the
nine
- months ended
September
30,
2015
and
2016,
we issued
1,252,339
and
1,776,664
shares of common stock in lieu of cash for salaries to officers, fees for service provided by consultants and to settle our accrued interest liability, resulting in a weighted - average grant date fair value of
$530,737
and
$702,743,
respectively, which is recorded in selling general and administrative expense and interest expense.

During the
three
- months ended
September
30,
2016,
we issued
1,341,301
shares of common stock per the request of noteholders’ to convert the principal balance and interest due on promissory notes totaling
$352,566.
There were
no
shares issued related to our
2015
Unit Offering during the
nine
- months ended
September
30,
2015.

During the
three
- months ended
September
30,
2016,
we issued
1,150,000
shares of our common stock and in exchange we received proceeds totaling
$355,000
from the exercise of stock purchase warrants. There were
no
shares issued for the exercise of warrants during
2015.

Share - Based Compensation

During the
nine
- months ended
September
30,
2015
and
2016,
we recorded an aggregate
$1,638,706
and
$645,808
in selling general and administrative expense related to the issuance of stock options. We issued options through our
2007
Equity Incentive Plan and outside of our
2007
Equity Incentive Plan.

2007
Equity Incentive Plan

On
August

7,
2007,
and as amended
April
29,
2011,
our Board of Directors adopted the BioLargo, Inc.
2007
Equity Incentive Plan
(“2007
Plan”) as a means of providing our directors, key employees and consultants additional incentive to provide services. Both stock options and stock grants may
be made under this plan. The Board’s Compensation Committee administers this plan. The plan allows grants of common shares or options to purchase common shares. As plan administrator, the Compensation Committee has sole discretion to set the price of the options. The Compensation Committee may
at any time amend or terminate the plan. The term of the options may
be up to
10
years.

On
June
20,
2016,
we recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance. The exercise price of
$0.45
equals the price of our common stock on the grant date. The fair value of these options totaled
$18,000
and was recorded as selling, general and administrative expense.

On
March
21,
2016,
our Board of Directors extended by
five
years the expiration of options to purchase
307,777
shares of our common stock issued to our Board of Directors and vendors in
March
2011.
The options were originally issued in exchange for unpaid obligations and now expire on
March
21,
2021.
The weighted - average fair value of the options resulted in additional
$119,971
of selling, general and administrative expenses.

On
September
30,
2015,
our Charles K. Dargan, II agreed to extend his engagement agreement dated
February
1,
2008
(the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of
September
30,
2015
(the “Engagement Extension Agreement”) provides for an additional term to expire
September
30,
2016
(the “Extended Term”), is retroactively effective to
February
1,
2015,
and an extension is currently being negotiated. During the Extended Term, Mr.   Dargan shall be compensated through the issuance of an option to purchase
300,000
shares of the Company’s common stock that vest over the term of the engagement with
120,000
shares vested as of
September
30,
2015,
and the remaining shares to vest
15,000
monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date. During the nine
- months ended
September
30,
2015
and
2016,
we recorded
$68,400
and
$76,950
of selling, general and administrative expense.

On
August
4,
2015,
our board of directors extended by
five
years the expiration of options to purchase an aggregate
1,772,581
shares of our common stock issued to consultants, vendors and employees in
August
2010.
The options were originally issued in exchange for accrued and unpaid amounts owed to the individuals, at an exercise price of
$0.30
and now expire
August
4,
2020.
Fair value of the option totaled
$620,403
of additional selling, general and administrative expenses.

On
June
24,
2015,
we recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance. The exercise price of
$0.38
equals the price of our common stock on the grant date. The fair value of these options totaled
$15,200
and was recorded as selling, general and administrative expense.

On
June
24,
2015,
our board of directors extended by
five
years the expiration of an option to purchase
200,000
shares of our common stock issued to our Chief Science Officer in
February
2010.
The option was issued in exchange for unpaid salary obligation at an exercise price of
$0.575
and now expires
February
5,
2020.
Fair value of the option totaled
$68,000
of additional selling, general and administrative expenses.

On
April
20,
2015,
we issued an option to purchase
700,000
shares of our common stock to a consultant. The option vests ratably over two
years, expires
ten
years from the date of issuance, and is exercisable at
$0.40
per share. The price of our common stock on the grant date was
$0.34
per share. The fair value of this option totaled
$238,000
and is being expensed as selling, general and administrative expense over the vesting period. During the nine
- months ended
September
30,
2015
and
2016,
we recorded
$49,550
and
$79,280
of selling, general and administrative expense. This contract ended
August
2016
and the remaining unvested
262,500
options were cancelled.

Activity for our stock options under the
2007
Plan for the
nine
- months ended
September
30,
2015
and
2016
is as follows:

						Weighted
Balance, September 30, 2015:			Exercise			Average
	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2014	8,601,086	3,398,914	$0.23	–	1.89	$0.44
Granted	1,040,000	(1,040,000)	0.30	–	0.58	0.35
Plan classification	600,000	(600,000)	0.30	–	0.60	0.33
Balance, September 30, 2015	10,241,086	2,158,914	$0.23	–	1.89	$0.43

						Weighted
			Exercise			Average
Balance, September 30, 2016:	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2015	10,241,086	1,758,914	$0.22	–	1.89	$0.44
Granted	40,000	(40,000)		0.45		0.45
Cancelled	(262,500)	262,500		0.40		0.40
Balance, September 30, 2016	10,018,586	1,981,414	$0.22	–	1.89	$0.46

Options issued Outside of the
2007
Equity Incentive Plan

During the
nine
- months ended
September
30,
2016,
we issued options to purchase
906,973
shares of our common stock at exercise prices ranging between
$0.33
–
$0.76
per share to vendors and to our members of our board of directors, in lieu of
266,504
in accrued and unpaid fees. The weighted - average fair value of these options totaled
$329,607
and is recorded as selling, general and administrative expenses.

During the
nine
- months ended
September
30,
2015,
we issued options to purchase
1,893,434
shares of our common stock at exercise prices ranging between
$0.33
–
$0.36
per share to vendors and to our members of our board of directors, in lieu of
$398,150
in accrued and unpaid fees. The weighted - average fair value of these options totaled
$808,615
and is recorded as selling, general and administrative expenses.

The grant - date fair value of the previously issued options that vested during the nine
- months ended
September
30,
2015
and
2016
was
$77,028
and
$39,100,
respectively.

Activity of our stock options issued outside of the
2007
Plan for the
nine
- months ended
September
30,
2015
and
2016
is as follows:

Balance, September 30, 2015:					Weighted
	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2014	17,965,291	$0.18	–	1.00	$0.40
Granted	1,893,434	0.34	–	0.36	0.35
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	–	0.63	0.33
Balance, September 30, 2015	19,212,474	$0.18	–	1.00	$0.44

					Weighted
Balance, September 30, 2016:	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2015	19,394,975	$0.18	–	1.00	$0.40
Granted	906,973	0.33	–	0.76	$0.48
Exercised	(60,000)		0.25		0.25
Balance, September 30, 2016	20,241,948	$0.18	–	1.00	$0.41

We recognize compensation expense for stock option awards on a straight - line basis over the applicable service period of the award, which is the vesting period. Share - based compensation expense is based on the grant date fair value estimated using the Black - Scholes Option Pricing Model. The following methodology and assumptions were used to calculate share based compensation for the nine
- months ended
September
30:

	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	–	2.33%	1.60	–	2.38%	1.77	–	2.27%	1.36	–	1.77%
Expected volatility	794	–	821%	322	–	807%	641	–	738%	315	–	641%
Expected dividend yield		–			–			–			–
Forfeiture rate		–			–			–			–
Life in years		7		3	–	7		7			5

Expected price volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Expected volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk - free interest rate used in the Black - Scholes calculation is based on the prevailing U.S Treasury yield as determined by the U.S. Federal Reserve. We have never paid any cash dividends on our common stock and do not anticipate paying cash dividends on our common stock in the foreseeable future.

Historically, we have not had significant forfeitures of unvested stock options granted to employees and Directors. A significant number of our stock option grants are fully vested at issuance or have short vesting provisions. Therefore, we have estimated the forfeiture rate of our outstanding stock options as zero.

Note
9.
Stock - Based Compensation and Other Employee Benefit Plans

During the years ended
December
31,
2014
and
2015,
we recorded an aggregate
$871,788
and
$1,831,313
in selling general and administrative expense related to the issuance of stock options. We issued options through our
2007
Equity Incentive Plan and outside of our
2007
Equity Incentive Plan.

On
September
22,
2015,
we issued
150,000
shares of our common stock to the president of our Canadian subsidiary, BioLargo Water, for services performed. The stock price on the grant date was
$0.65
resulting in
$97,500
of selling, general and administrative expense.

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2007
Equity Incentive Plan

On
August

7,
2007,
and as amended
April
29,
2011,
our Board of Directors adopted the BioLargo, Inc.
2007
Equity Incentive Plan
(“2007
Plan”) as a means of providing our directors, key employees and consultants additional incentive to provide services. Both stock options and stock grants may
be made under this plan. The Board’s Compensation Committee administers this plan. The plan allows grants of common shares or options to purchase common shares. As plan administrator, the Compensation Committee has sole discretion to set the price of the options. The Compensation Committee may
at any time amend or terminate the plan.

Options issued pursuant to our
2007
Equity Incentive Plan during the year ended
December
31,
2015:

Date		Term	Option Shares	Exercise price	Stock price on grant date	Fair Value	Expense
June 24, 2015	(1)	10	40,000	$0.38	$0.38	$15,200	$15,200
April 20, 2015	(2)	10	700,000	0.40	0.34	238,000	59,460
September 30, 2015	(3)	10	300,000	0.57	0.57	171,000	68,400
Totals			1,040,000			$424,200	$143,060

(1)
We recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance.

(2)	We issued an option to purchase shares of our common stock to a consultant. The option vests ratably over twenty - four months.

(3)
On
September
30,
2015,
our Charles K. Dargan, II agreed to extend his engagement agreement dated
February
1,
2008
(the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of
September
30,
2015
(the “Engagement Extension Agreement”) provides for an additional term to expire
September
30,
2016
(the “Extended Term”), and is retroactively effective to
February
1,
2015.
During the Extended Term, Mr.   Dargan shall be compensated through the issuance of an option to purchase
300,000
shares of the Company’s common stock that vest over the term of the engagement with
120,000
shares vested as of
September
30,
2015,
and the remaining shares to vest
15,000
monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date.

In addition to the foregoing, on
June
24,
2015,
our Board of Directors extended by
five
years the expiration of an option to purchase
200,000
shares of our common stock issued to our Chief Science Officer in
February
2010.
The option was originally issued in exchange for unpaid salary obligation at an exercise price of
$0.575
and now expires
February
5,
2020.
The fair value of the options resulted in an additional
$68,000
of selling, general and administrative expenses.

On
June
24,
2015,
our board of directors extended by
five
years the expiration of options to purchase an aggregate
1,772,581
shares of our common stock issued to consultants, vendors and employees in
August
2010.
The options were originally issued in exchange for accrued and unpaid amounts owed to the individuals, at an exercise price of
$0.30
and now expire
August
4,
2020.
Fair value of the options resulted in an additional
$620,403
of selling, general and administrative expenses.

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Options issued pursuant to our
2007
Equity Incentive Plan during the year ended
December
31,
2014:

Date		Term	Option Shares	Exercise Price	Stock Price on grant date	Fair Value	Expense
June 23, 2014	(1)	10	40,000	$0.63	$0.63	$25,200	$25,200
June 23, 2014	(2)	10	300,000	0.63	0.63	189,000	141,000
			$340,000			$214,250	$166,200

(1)
We recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance.

(2)
BioLargo, Inc. (the “Company”) and its Chief Financial Officer Charles K. Dargan, II formally agreed to extend the engagement agreement dated
February
1,
2008
(the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as the Company’s Chief Financial Officer. The Engagement Extension Agreement dated as of
June
23,
2014
(the “Engagement Extension Agreement”) provides for an additional term to expire
January
31,
2015
(the “Extended Term”), and is   retroactively effective to
February
1,
2014.
During the Extended Term, Mr.   Dargan shall be compensated through the issuance of an option to purchase shares of the Company’s common stock which vest over the term of the engagement with
100,000
shares vested   as of
June
23,
2014,
and the remaining shares vest
25,000
monthly through
January
31,
2015.

Activity for our stock options under the
2007
Plan for the years ended
December
31,
2014
and
2015
is as follows:

						Weighted
						Average
	Options	Shares				Price per
	Outstanding	Available	Price per share			share
Balances as of December 31, 2013	8,561,086	3,438,914	$0.25	–	$1.89	$0.44
Granted	40,000	(40,000)		$0.28		0.28
Exercised	—	—		—		—
Expired	—	—		$—		$—
Balances as of December 31, 2014	8,601,086	3,398,914	$0.25	–	$1.89	$0.44
Granted	1,040,000	(1,040,000)	$0.38	–	$0.57	0.45
Exercised	—	—		—		—
Reclassification	600,000	(600,000)	0.30	–	0.63	0.33
Expired	—	—		—		—
Balances as of December 31, 2015	10,241,086	1,758,914	$0.25	–	$1.89	$0.44

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the stock options issued under the
2007
Equity Plan outstanding at
December
31,
2015.

				Weighted		Currently Exercisable
				Average	Weighted
Options				Remaining	Average	Number	Weighted
Outstanding				Contractual	Exercise	Of Shares	Average
at December 31, 2015	Exercise Price			Life	Price	December 31, 2015	Exercise Price
525,000	$0.40	-	1.89	2	$1.06	525,000	1.06

892,135	0.28	-	0.99	3	0.51	892,135	0.51

1,010,000	0.31	-	0.70	4	0.56	1,010,000	0.56

3,429,450	0.22	-	0.57	5	0.33	3,429,450	0.33

1,989,340	0.34	-	0.51	6	0.37	1,989,340	0.37

715,161	0.28	-	0.40	7	0.36	715,161	0.36

640,000	0.30	–	0.65	8	0.48	640,000	0.48

740,000	0.38	–	0.40	9	0.40	233,333	0.40

300,000		0.57		10	0.57	165,000	0.57

10,241,086	$0.22	–	1.89	4	$0.44	9,599,419	$0.44

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Options issued Outside of the
2007
Equity Incentive Plan

At our
June
2013
Board of Directors meeting, in an effort to preserve our cash and reduce outstanding payables, our Board adopted a plan to offer employees, board members, consultants and vendors the opportunity to convert outstanding payable amounts into either (i) an option to purchase common stock in lieu of cash payment at the then market price of our common stock, expiring ten
years from the date of issuance, and containing “cashless” exercise provisions (each, an “Option”), the number of shares purchasable to be calculated based on the amount converted times
1.5,
or (ii) our common stock at market price. Options issued outside of the
2007
Equity Incentive Plan during the year ended
December
31,
2015
are (those issued pursuant to this Accounts Payable Conversion Plan are so noted):

Date		Term	Option Shares	Exercise Price	Stock Price on grant date	Fair Value	Expense
December 31, 2015	(1)	10	124,000	$0.50	$0.50	$62,000	$62,000
December 31, 2015	(2)	10	58,500	0.50	0.50	29,250	29,250
September 22, 2015	(3)	10	103,846	0.65	0.65	67,500	67,500
September 22, 2015	(4)	10	125,770	0.65	0.65	81,750	81,750
September 22, 2015	(5)	10	200,000	0.35	0.65	130,000	110,500
June 29, 2015	(6)	10	218,143	0.35	0.35	76,350	76,350
June 29, 2015	(7)	10	192,857	0.35	0.35	67,500	67,500
April 20, 2015	(8)	10	75,000	0.34	0.34	25,500	25,500
April 19, 2015	(9)	10	200,000	0.37	0.34	74,000	74,000
March 31, 2015	(10)	10	387,676	0.36	0.36	139,563	139,563
March 30, 2015	(11)	10	190,142	0.36	0.36	68,451	68,451
February 5, 2015	(12)	10	200,000	0.33	0.33	66,000	66,000
2014 and prior	(13)		__			__	74,145
Total 2015			2,075,934				$952,509

(1)	We issued options to purchase shares of our common stock to our board of directors in lieu of $62,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(2)	We issued options to purchase shares of our common stock to our vendors in lieu of $19,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(3)	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(4)	We issued options to purchase shares of our common stock to vendors in lieu of $54,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(5)
We issued options to purchase shares of our common stock to the president of our BioLargo Water Canada subsidiary. Of the total options issued,
140,000
vest immediately and the remaining
60,000
options vest
10,000
per month, provided that our president has not been terminated prior to each vesting date.

(6)	We issued options to purchase shares of our common stock to vendors, in lieu of $50,900 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(7)
We issued options to purchase shares of our common stock to our members of our board of directors, in lieu of
$45,000
in accrued and unpaid fees due for their services on the board pursuant to our Accounts Payable Conversion Plan.

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8)	We issued an option to purchase shares of our common stock to a consultant for services provided.

(9)	We issued an option to purchase shares of our common stock to two consultants for services provided.

(10)	We issued options to purchase shares of our common stock to two vendors, in lieu of $91,750 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(11)
We issued options to purchase shares of our common stock to our members of our board of directors, in lieu of
$45,000
in accrued and unpaid fees due for their services on the board pursuant to our Accounts Payable Conversion Plan.

(12)	We issued an option to purchase 200,000 shares of our common stock to a consultant for services provided.

(13)	Expense recorded for the vesting of stock options issued in prior periods.

Options issued outside of the
2007
Equity Incentive Plan during the year ended
December
31,
2014
are:

Date		Term	Option Shares	Exercise price	Stock price on grant date	Fair Value	Expense
December 26, 2014	(1)	10	192,857	$0.35	$0.35	$67,500	$67,500
December 26, 2014	(2)	10	250,715	0.35	0.35	87,750	87,750
September 29, 2014	(3)	10	143,617	0.47	0.47	67,500	67,500
September 29, 2014	(4)	10	193,511	0.47	0.47	90,950	90,950
June 24, 2014	(5)	10	103,847	0.65	0.65	67,501	67,501
June 24, 2014	(6)	10	148,848	0.65	0.65	96,750	96,750
March 31, 2014	(7)	10	156,888	0.43	0.43	67,461	67,461
March 31, 2014	(8)	10	78,488	0.43	0.43	33,750	33,750
February 20, 2014	(9)	10	40,000	0.35	0.35	14,000	14,000
2013 and prior	(10)		__			__	40,160
Total							633,332

(1)
On
December
26,
2014,
we issued options to purchase
192,857
shares of our common stock at an exercise price of
$0.35
per share to our board of directors in lieu of
$45,000
in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan. The fair value of the options totaled
$67,500,
resulting in
$22,500
of additional selling, general and administrative expenses.

(2)
On
December
26,
2014,
we issued options to purchase
250,715
shares of our common stock at an exercise price of
$0.35
per share to vendors in lieu of
$58,500
in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan. The fair value of the options totaled
$87,750,
resulting in
$29,250
of additional selling, general and administrative expenses.

(3)	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(4)	We issued options to purchase shares of our common stock to vendors in lieu of $67,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(5)	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6)	We issued options to purchase shares of our common stock to vendors in lieu of $64,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(7)	We issued options to purchase shares of our common stock to our board of directors, in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(8)	We issued options to purchase shares of our common stock to a vendor, in lieu of $22,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.

(9)
On
February
20,
2014,
we issued options to purchase
40,000
shares of our common stock at an exercise price of
$0.35
per share, set to expire
February
20,
2024,
and to vest over the term of the agreement. The fair value of the Options totaled
$14,000
of additional selling, general and administrative expenses.

(10)	Expense recorded for the vesting of stock options issued in prior periods.

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Activity for our stock options issued outside of the
2007
Plan for the years ended
December
31,
2014
and
2015
is as follows:

					Weighted Average
	Options				Price per
	Outstanding	Exercise Price			share
Balances as of December 31, 2013	16,398,395	$0.18	–	$1.00	$0.39
Granted	1,608,771	$0.25	–	0.30	$0.50
Exercised	(41,875)		—		—
Expired	—		—		—
Balances as of December 31, 2014	17,965,294	$0.18	–	$1.00	$0.40
Granted	2,075,931	$0.25	–	0.65	$0.40
Exercised	—	0.33	–	0.65	0.40
Reclassification	(600,000)	0.30	–	0.63	0.33
Expired	(46,250)		0.30		0.30
Balances as of December 31, 2015	19,394,975	$0.18	–	$1.00	$0.40

The following table summarizes the stock options issued outside of the
2007
Equity Incentive Plan outstanding at
December
31,
2015.

				Weighted		Currently Exercisable
				Average	Weighted	Number of
Options				Remaining	Average	Shares at	Weighted
Outstanding at				Contractual	Exercise	December 31,	Average
December 31, 2015	Exercise Price			Life	Price	2015	Exercise Price
7,733,259		$0.18		1	$0.18	7,733,259	$0.18
2,400,000		0.99		1	0.99	2,400,000	0.99
691,975		0.55		3	0.55	691,975	0.55
800,000		1.00		6	1.00	483,333	1.00
168,750		0.40		7	0.40	168,750	0.40
1,456,110		0.30		7	0.30	1,456,110	0.30
3,288,246	0.25	–	0.65	8	0.28	3,288,246	0.28
1,833,518	0.33	–	0.47	9	0.40	1,833,518	0.40
1,023,112	0.35	–	0.65	10	0.40	1,013,112	0.40
19,394,972	$0.18	–	1.00	8	$0.40	19,068,303	$0.40

We recognize compensation expense for stock option awards on a straight - line basis over the applicable service period of the award, which is the vesting period. Share - based compensation expense is based on the grant date fair value estimated using the Black - Scholes Option Pricing Model. The following methodology and assumptions were used to calculate share based compensation for each of the years ended
December
31,
2014
and
2015:

	2014				2015

	Non Plan			2007 Plan	Non Plan			2007 Plan
Risk free interest rate	2.25	–	2.76%	2.63%	1.83	–	2.33%	1.60	–	2.38%
Expected volatility	837	–	935%	927%	794	–	821%	322	–	807%
Expected dividend yield		—		—		—			—
Forfeiture rate		—		—		—			—
Expected life in years		7		7		7		3	-	7

BIOLARGO, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Expected price volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Expected volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk - free interest rate used in the Black - Scholes calculation is based on the prevailing U.S Treasury yield as determined by the U.S. Federal Reserve. We have never paid any cash dividends on our common stock and do not anticipate paying cash dividends on our common stock in the foreseeable future.

Historically, we have not had significant forfeitures of unvested stock options granted to employees and Directors. A significant number of our stock option grants are fully vested at issuance or have short vesting provisions. Therefore, we have estimated the forfeiture rate of our outstanding stock options as zero.